Accounting policies - Additional Information (Detail) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Transformation Plan [Member]
Implementation of Configuration and Customisation Costs for Cloud Computing in a Saas Arrangement [Line Items]
Capitalisation of costs associated with the implementation of software	£ 29.8	£ 14.0